Right-of-use assets	6 Months Ended
Feb. 28, 2022
Right-of-use assets

11.	Right-of-use assets

	2022	2021
	$	$

Balance, August 31,	557,022	550,478
Acquired	-	-
Depreciation	(127,714)	(83,974)
Held for sale - Eden Games	(16,480)	-
Effect of foreign exchange	(2,459)	1,409
Balance, February 28,	410,369	467,913

Right of use assets consist primarily of leases for corporate office facilities and are amortized monthly over the term of the lease, or useful life, if shorter.